MCB-Q1

Quarterly Report
July 31, 2026
MFS®  Core Bond Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.0%
Asset-Backed & Securitized – 24.3%
Acres PLC, 2026-FL4, “A”, 5.12%, 8/18/2044 (n)	$171,000	$171,107
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	15,116	15,113
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	70,072	69,839
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	62,321	62,344
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	36,614	36,532
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	42,165	41,700
Angel Oak Mortgage Trust, 2026-3, “A1”, 5.512%, 6/25/2071 (n)	74,297	74,036
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.42% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	100,000	100,342
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.426% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	158,000	158,148
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	9,430	9,455
Aspire Mortgage Trust, 2026-3, “A1”, 5.459%, 5/25/2066 (n)	139,521	138,992
AutoNation Finance Trust, 2026-1A, “A2”, 3.95%, 1/11/2029 (n)	32,418	32,386
Bain Capital Credit CLO Ltd., 2020-3A, “BR3”, FLR, 5.202% (SOFR - 3mo. + 1.45%), 10/23/2034 (n)	200,000	200,016
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.579% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	250,000	250,150
BDS 2025-FL16 Ltd., “A”, FLR, 5.069% (SOFR - 1mo. + 1.4%), 6/19/2043 (n)	136,617	136,942
BDS 2026-FL17 LLC, “A”, FLR, 5.02% (SOFR - 1mo. + 1.35%), 5/19/2043 (n)	181,738	181,783
BDS Ltd., 2026-FL18, “AS”, FLR, 5% (SOFR - 1mo. + 1.5%), 2/19/2044 (n)	131,987	132,028
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,111
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	72,019	72,139
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	54,613	55,108
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)	98,000	97,489
BX Commercial Mortgage Trust, 2026-LP3, “A”, FLR, 5.056% (SOFR - 1mo. + 1.38%), 4/15/2043 (n)	99,061	99,371
BX Trust, 2025-BCAT, “A”, FLR, 5.056% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	65,542	65,665
BX Trust, 2026-CLS, “A”, 5.076%, 5/15/2043 (n)	100,000	100,188
BX Trust, 2026-ORBT, “B”, FLR, 5.226% (SOFR - 1mo. + 1.55%), 7/15/2043 (n)	13,586	13,620
Chesapeake IV Funding, 2026-1A, “A2”, 4.26%, 12/15/2028 (n)	100,000	99,881
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	61,207	60,870
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	148,887
Commercial Mortgage Pass-Through Certificates, 2025-5YR17, “A3”, 5.225%, 11/15/2058	74,140	74,433
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	11,168	11,205
CPS Auto Receivables Trust, 2026-B, “A”, 4.35%, 2/15/2030 (n)	84,413	84,386
Dell Equipment Finance Trust, 2026-1A, “A2”, 4.24%, 7/24/2028 (n)	100,000	99,934
Dryden Senior Loan Fund CLO Ltd., 2019-68A, “BRR”, FLR, 5.303% (SOFR - 3mo. + 1.55%), 7/15/2035 (n)	250,000	250,165
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.35% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	250,000	250,330
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “AR3”, FLR, 4.843% (SOFR - 3mo. + 1.09%), 10/15/2037 (n)	250,000	250,029
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.332% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	91,000	91,280
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	100,000	99,942
Empire District Bondco LLC, 4.943%, 1/01/2033	31,062	30,972
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	16,581	16,602
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	77,000	76,715
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.814% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	100,000	100,887
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	49,861	49,915
MF1 2021-FL7 Ltd., “AS”, FLR, 5.234% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	249,869
MF1 2022-FL8 Ltd., “B”, FLR, 5.618% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	100,157
MF1 2024-FL15 LLC, “AS”, FLR, 5.709% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	100,000	100,346
MF1 2024-FL16 LLC, “A”, FLR, 5.211% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	154,790	155,031
MF1 2025-FL19 LLC, “A”, FLR, 5.158% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	100,000	100,218
MF1 2025-FL20 LLC, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	164,000	164,508
MF1 2026-FL21 LLC, “AS”, FLR, 5.22% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	100,000	100,036
MF1 2026-FL22 LLC, “AS”, FLR, 5.27% (SOFR - 1mo. + 1.6%), 11/18/2043 (n)	170,819	170,924
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	92,329	90,846
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM10, “A1LC”, 5.241%, 11/25/2070 (n)	100,000	98,331
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM8, “A1”, 5.508%, 6/25/2071 (n)	80,944	80,770
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	169,165	176,164
MTN Commercial Mortgage Trust, 2026-LPFX, 5.153%, 5/15/2043 (n)	100,000	99,024
Oaktree CLO Ltd., 2019-4AR, “BR3”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 7/20/2037 (n)	250,000	249,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	$46,667	$46,980
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	56,272	56,207
OBX Trust, 2026-INV4, “AF2”, FLR, 5.066% (SOFR - 1mo. + 1.45%), 5/25/2056 (n)	98,644	98,775
OBX Trust, 2026-NQM8, “A1”, 5.297%, 5/25/2066 (n)	98,454	98,016
Palmer Square Loan Funding, 2024-3A Ltd., “A2R”, FLR, 4.8% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	249,743
PFP III 2024-11 Ltd., “11A”, FLR, 5.501% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	66,790	66,856
PFP III 2025-12 Ltd., “AS”, FLR, 5.411% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	115,500	115,776
PLYM Commercial Mortgage Trust, 2026-IND, “A”, FLR, 4.926% (SOFR - 1mo. + 1.25%), 3/15/2043 (n)	100,000	100,062
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.766% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	113,555	112,676
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.066% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	96,148	96,130
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	74,983	74,755
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	45,825	45,787
Sequoia Mortgage Trust, 2026-Med2, “A1A”, 5.614%, 8/25/2056 (n)	100,000	99,416
Shackleton 2019-14A CLO Ltd., “CRR”, FLR, 5.629% (SOFR - 3mo. + 1.9%), 7/20/2034 (n)	250,000	250,006
Stellantis Finance U.S., Inc., 4.63%, 7/20/2027 (n)	25,441	25,465
STORE Master Funding LLC, 2026-1A, “A2”, 5.31%, 6/20/2056 (n)	109,521	108,984
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 5.12% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	183,045	183,082
Venture CLO 43 Ltd., 2021-43A, “BRR”, FLR, 5.253% (SOFR - 3mo. + 1.5%), 4/15/2034 (n)	150,000	149,584
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	63,436	63,420
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	86,839	85,829
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	12,984	13,005
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	172,705
		$8,371,500
Auto & Auto Components – 0.6%
Hyundai Capital America, 5.25%, 6/21/2033 (n)	$33,000	$32,454
Stellantis Finance U.S., Inc., 2.691%, 9/15/2031 (n)	200,000	168,904
		$201,358
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$154,000	$158,452
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	35,000	34,524
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	93,155
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	63,000	61,667
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	42,744
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,408
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	169,379
		$571,329
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$102,545
Business Services – 1.0%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$80,944
Equinix, Inc., 2.5%, 5/15/2031	69,000	61,042
Fiserv, Inc., 2.65%, 6/01/2030	88,000	80,319
Global Payments, Inc., 2.9%, 11/15/2031	77,000	67,265
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	71,297
		$360,867
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$59,286
Diversified Financial Services – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$149,330
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	77,455
SMBC Aviation Capital Finance DAC, 5.7%, 7/23/2036 (n)	200,000	197,858
		$424,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$129,098
Energy - Independent – 0.3%
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	$102,000	$100,763
Energy - Integrated – 0.6%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$208,000	$207,631
Food & Beverages – 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$149,077
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	123,000	149,892
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	185,913
Mars, Inc., 5.2%, 3/01/2035 (n)	81,000	79,884
		$564,766
Global Systemically Important Banks – 4.4%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$266,241
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	158,846
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	85,616
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	73,847
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	66,747
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	61,682
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	76,522
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	200,000	200,884
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	89,620
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	112,936
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	174,948
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	147,351
		$1,515,240
Insurance – 0.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$76,049
Corebridge Financial, Inc., 5.75%, 1/15/2034	95,000	96,007
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	144,627
		$316,683
Insurance - Health – 0.6%
Humana, Inc., 5.875%, 3/01/2033	$112,000	$113,892
UnitedHealth Group, Inc., 5%, 4/15/2034	78,000	76,630
		$190,522
Insurance - Property & Casualty – 0.9%
Aon Corp., 4.5%, 12/15/2028	$61,000	$60,720
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	78,908
Brown & Brown, Inc., 5.55%, 6/23/2035	19,000	18,631
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	86,068
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035	72,000	72,284
		$316,611
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$201,238
Media – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$54,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.8%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$75,591
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	183,942
		$259,533
Metals & Mining – 0.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$203,487
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	78,735
		$282,222
Midstream – 2.4%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$167,000	$151,914
Enbridge, Inc., 5.625%, 4/05/2034	166,000	167,970
Energy Transfer LP, 5.35%, 1/15/2036	136,000	132,879
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	166,051
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	73,745
Targa Resources Corp., 6.125%, 3/15/2033	138,000	143,316
		$835,875
Mortgage-Backed – 22.0%
Fannie Mae, 4.616%, 2/25/2045 (n)	$20,519	$20,532
Fannie Mae, 3.5%, 3/01/2046	23,900	21,689
Fannie Mae, 3%, 8/01/2046	24,394	21,522
Fannie Mae, 5.516%, 11/25/2053	41,686	42,977
Fannie Mae, UMBS, 4.5%, 10/01/2037 - 9/01/2052	249,607	241,754
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 1/01/2055	116,199	115,444
Fannie Mae, UMBS, 2%, 7/01/2042 - 2/01/2052	531,866	433,946
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	285,070	244,874
Fannie Mae, UMBS, 3.5%, 7/01/2043	32,041	29,679
Fannie Mae, UMBS, 4%, 9/01/2046 - 1/01/2056	331,361	303,576
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 5/01/2052	1,276,458	1,049,248
Fannie Mae, UMBS, 1.5%, 6/01/2051	74,837	55,927
Fannie Mae, UMBS, 6%, 11/01/2052 - 11/01/2053	117,403	119,652
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2055	432,824	419,313
Fannie Mae, UMBS, 6.5%, 9/01/2054	131,569	135,639
Freddie Mac, 3.117%, 6/25/2027	98,314	97,328
Freddie Mac, 4.816%, 9/25/2053	69,476	70,207
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	362,140	315,837
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 9/01/2052	528,413	471,725
Freddie Mac, UMBS, 1.5%, 3/01/2051	33,447	25,055
Freddie Mac, UMBS, 2.5%, 1/01/2052 - 6/01/2052	76,802	62,926
Freddie Mac, UMBS, 4%, 7/01/2052	167,765	154,022
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 10/01/2055	281,250	265,063
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	185,570	185,204
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,329	25,101
Freddie Mac, UMBS, 5%, 11/01/2053	81,294	79,092
Freddie Mac, UMBS, 6%, 3/01/2054	43,125	43,650
Ginnie Mae, 3.884%, 9/20/2041	18,055	17,583
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	274,658	238,861
Ginnie Mae, 2%, 2/20/2052 - 6/20/2052	293,125	235,171
Ginnie Mae, 2.5%, 2/20/2052 - 4/20/2052	399,935	334,128
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	109,950	101,052
Ginnie Mae, 4.5%, 9/20/2052 - 5/20/2053	275,944	261,121
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	196,429	191,418
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2055	210,781	210,410
Ginnie Mae, 4.351%, 2/20/2056	90,159	90,007
Ginnie Mae, 4.471%, 9/20/2065	39,541	39,530
Ginnie Mae, 4.421%, 2/20/2066	43,059	42,907
UMBS, TBA, 5%, 8/13/2056	100,000	96,497
UMBS, TBA, 6%, 8/13/2056	400,000	404,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2%, 8/25/2056	$350,000	$272,563
		$7,586,635
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$90,000	$91,878
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	60,000	60,461
		$152,339
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$68,563
Natural Gas - Pipeline – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$157,337
Network & Telecom – 1.3%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$400,000	$396,259
Verizon Communications, Inc., 2.55%, 3/21/2031	57,000	51,247
		$447,506
Non-Global Systemically Important Banks – 2.2%
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	$160,000	$153,435
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	148,981
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	153,962
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	148,000	141,323
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	148,506
		$746,207
Pharmaceuticals & Biotechnology – 0.6%
Bayer US LLC Finance LLC, 5.625%, 7/20/2036 (n)	$200,000	$196,405
Pollution Control – 0.5%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$176,853
Real Estate - Storage & Office – 0.7%
Boston Properties LP, REIT, 5.75%, 1/15/2035	$227,000	$225,334
Refining – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$69,797
Retail & E-commerce – 0.9%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$58,080
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	65,000	64,406
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	89,901
Genuine Parts Co., 2.75%, 2/01/2032	115,000	99,938
		$312,325
Semiconductor & Electronic Components – 0.3%
Broadcom, Inc., 3.469%, 4/15/2034	$134,000	$115,760
Software – 0.9%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$20,238
Oracle Corp., 5.2%, 9/26/2035	88,000	78,955
Roper Technologies, Inc., 2%, 6/30/2030	89,000	79,337
Salesforce, Inc., 5.2%, 3/15/2033	52,000	51,361
Salesforce, Inc., 5.55%, 3/15/2036	52,000	50,707
Salesforce, Inc., 6.4%, 3/15/2046	35,000	33,689
		$314,287

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.3%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$78,201
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	134,380
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	66,297
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	62,683
Vodafone Group PLC, 5.35%, 6/18/2036	88,000	85,154
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	19,410
		$446,125
Tobacco – 1.3%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$157,512
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	150,000	154,638
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,179
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,267
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	52,399
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	49,669
		$450,664
Transportation & Logistics – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$39,882
Travel, Gaming, & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$64,063
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	62,648
Marriott International, Inc., 4.625%, 6/15/2030	108,000	106,772
		$233,483
U.S. Treasury Obligations – 19.8%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,263,000	$885,185
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	135,598
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	94,559
U.S. Treasury Bonds, 4.5%, 2/15/2044	980,000	896,623
U.S. Treasury Bonds, 4.875%, 8/15/2045	200,000	190,594
U.S. Treasury Bonds, 4.625%, 11/15/2045	425,000	391,797
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	900,000	513,422
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	311,965
U.S. Treasury Bonds, 4.75%, 11/15/2053	80,000	73,719
U.S. Treasury Bonds, 4.25%, 2/15/2054	520,000	441,512
U.S. Treasury Bonds, 4.5%, 11/15/2054	410,000	363,186
U.S. Treasury Bonds, 4.75%, 8/15/2055	150,000	138,510
U.S. Treasury Notes, 4.125%, 7/31/2028	300,000	299,133
U.S. Treasury Notes, 4.25%, 6/30/2029	1,445,000	1,441,444
U.S. Treasury Notes, 3.875%, 7/31/2030	450,000	441,492
U.S. Treasury Notes, 3.625%, 8/31/2030	200,000	194,219
		$6,812,958
Utilities – 1.3%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$44,703
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	116,971
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	114,518
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	79,960
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	104,525
		$460,677
Total Bonds		$34,078,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 3.73% (v)	1,132,142	$1,132,369

Other Assets, Less Liabilities – (2.3)%		(788,366)
Net Assets – 100.0%		$34,422,959

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,132,369 and
$34,078,956, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,997,904, representing 31.9% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 7/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	16	$3,289,750	September – 2026	$(9,366)
U.S. Treasury Note 5 yr	Long	USD	15	1,589,648	September – 2026	(10,541)
U.S. Treasury Ultra Bond 30 yr	Long	USD	6	658,125	September – 2026	(18,616)
						$(38,523)
At July 31, 2026, the fund had liquid securities collateral with an aggregate value of $75,873 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$6,812,958	$—	$6,812,958
Municipal Bonds	—	152,339	—	152,339
U.S. Corporate Bonds	—	6,951,580	—	6,951,580
Residential Mortgage-Backed Securities	—	9,173,099	—	9,173,099
Commercial Mortgage-Backed Securities	—	1,458,315	—	1,458,315
Asset-Backed Securities (including CDOs)	—	5,326,721	—	5,326,721
Foreign Bonds	—	4,203,944	—	4,203,944
Investment Companies	1,132,369	—	—	1,132,369
Total	$1,132,369	$34,078,956	$—	$35,211,325
Other Financial Instruments
Futures Contracts – Liabilities	$(38,523)	$—	$—	$(38,523)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,630,613	$2,849,786	$3,348,055	$(43)	$68	$1,132,369

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,016	$—